Derivative Financial Instruments and Risk Management Policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Sensitivity Analysis
The following table illustrates the sensitivity of foreign currency gains and sensitivity losses and of equity to changes in exchange rates, where: a) in calculating the impact on the income statement, the exchange rate position affecting the income statement at the end of 2024 was considered constant during 2025; b) in calculating the impact on equity, only monetary items have been considered, namely debt and derivatives such as hedges of net investment and loans to subsidiaries related to the investment, breakdown of which is considered constant in 2025 and identical to that existing at the end of 2024. In both cases, Latin American currencies are assumed to change their value against the dollar and the rest of the currencies against the euro by 10%.

Millions of euros
Currency	Change	Impact on the consolidated income statement	Impact on consolidated equity
All currencies vs EUR	10%	(42)	(298)
USD vs EUR	10%	(4)	(42)
Other currencies vs EUR	10%	1	—
Latin American currencies vs USD	10%	(39)	(256)
All currencies vs EUR	(10%)	42	298
USD vs EUR	(10%)	4	42
Other currencies vs EUR	(10%)	(1)	—
Latin American currencies vs USD	(10%)	39	256

Millions of euros
Change in basis points (bp)	Impact on consolidated income statement	Impact on consolidated equity
+100bp	(41)	533
-100bp	41	(533)

Schedule of Financial Results
The breakdown of the financial results recognized in 2024, 2023 and 2022 is as follows:

Millions of euros	2024	2023	2022
Interest income	486	516	384
Dividends received	39	29	25
Other financial income	326	349	894
Subtotal	851	894	1,303
Changes in fair value of asset derivatives at fair value through profit or loss	145	114	377
Changes in fair value of liability derivatives at fair value through profit or loss	(88)	(42)	(861)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	4	4	8
Transfer from equity of results of cash flow hedges - future cash flows that are no longer expected to happen	—	—	(2)
(Loss)/Gain on fair value hedges	(226)	246	(1,818)
Gain/(loss) on adjustment to items hedged by fair value hedges	224	(292)	1,763
Subtotal	59	30	(533)
Interest expenses	(1,796)	(1,606)	(1,548)
Financial expenses on lease liabilities (see Note 20)	(512)	(435)	(393)
Ineffective portion of cash flow hedges	(2)	(12)	(15)
Accretion of provisions and other liabilities	(389)	(489)	276
Other financial expenses	(229)	(297)	(317)
Subtotal	(2,928)	(2,839)	(1,997)
Net finance costs excluding foreign exchange differences and inflation adjustments	(2,018)	(1,915)	(1,227)

Schedule of Derivatives, Fair Value, and Expected Maturity
The movement of the net position of derivatives during the years ended December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	Movement in 2024	Movement in 2023
Opening balance of assets/(liabilities)	399	1,012
Financing payments	20	(33)
Financing proceeds	(385)	(20)
Interest (proceeds)/payments	(50)	97
Other (proceeds)/payments	123	87
Fair value adjustments through other comprehensive income	1,108	(584)
Movements with a corresponding entry under the income statement	(253)	(57)
Translation differences	40	(115)
Other movements	—	12
Closing balance of assets/(liabilities)	1,002	399
The breakdown of Telefónica’s hedges and other derivative instruments at December 31, 2024 and December 31, 2023, their fair value at year-end and the expected maturity schedule is as set forth in the table below:

December 31, 2024
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2025	2026	2027	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivative instruments of accounting hedges	(2,724)	2,408	1,293	3,133	4,110	(2,441)	(372)	1,526	67	(1,220)
Interest rate risk	(1,624)	1	1	(4,630)	(6,252)	(322)	(131)	545	20	112
Cash flow hedges	(2,150)	—	—	4,769	2,619	(12)	(22)	129	2	97
Fair value hedges	526	1	1	(9,399)	(8,871)	(310)	(109)	416	18	15
Exchange rate risk	(2,085)	2,331	714	5,324	6,284	(1,594)	(136)	837	43	(850)
Cash flow hedges	101	2,344	714	5,324	8,483	(1,594)	(54)	837	1	(810)
Fair value hedges	494	(13)	—	—	481	—	(12)	—	1	(11)
Net investment in a foreign business hedges	(2,680)	—	—	—	(2,680)	—	(70)	—	41	(29)
Interest rate and exchange rate risk	985	76	578	2,439	4,078	(525)	(105)	144	4	(482)
Cash flow hedges	985	76	472	1,892	3,425	(400)	(104)	64	—	(440)
Fair value hedges	—	—	106	547	653	(125)	(1)	80	4	(42)
Undesignated derivatives	(268)	(866)	(325)	(2,150)	(3,609)	(164)	(89)	339	132	218
Other derivatives of interest rate	(525)	(738)	(325)	(2,150)	(3,738)	(159)	(59)	330	8	120
Other derivatives of exchange rate	(125)	(521)	—	—	(646)	—	(20)	9	9	(2)
Other derivatives	382	393	—	—	775	(5)	(10)	—	115	100
Total derivative instruments	(2,992)	1,542	968	983	501	(2,605)	(461)	1,865	199	(1,002)
No derivatives instruments of accounting hedges (***)	—	—	—	29	29	—	—	29	—	29
Exchange rate risk	—	—	—	29	29	—	—	29	—	29
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investment in a foreign business hedges	—	—	—	29	29	—	—	29	—	29
(*) For interest rate hedges, the positive amount is in terms of "fixed payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives,29 million euros correspond to "Loans and other debts"" (see Note 18).

December 31, 2023
	Notional amount - Maturities (*)					Book value of the derivative and no-derivative instruments (**)
Millions of euros	2024	2025	2026	Later	Total	Non-current asset	Current asset	Non-current liabilities	Current liabilities	Total
Derivative instruments of accounting hedges	(3,225)	873	2,533	4,917	5,098	(1,785)	(272)	1,224	87	(746)
Interest rate risk	(1,190)	(123)	2	(4,070)	(5,381)	(334)	(163)	404	35	(58)
Cash flow hedges	(1,490)	(650)	—	3,532	1,392	(16)	—	83	35	102
Fair value hedges	300	527	2	(7,602)	(6,773)	(318)	(163)	321	—	(160)
Exchange rate risk	(2,115)	—	2,344	6,103	6,332	(1,124)	(69)	711	51	(431)
Cash flow hedges	657	—	2,344	6,038	9,039	(1,124)	(38)	708	20	(434)
Fair value hedges	401	—	—	65	466	—	(5)	3	20	18
Net investment in a foreign business hedges	(3,173)	—	—	—	(3,173)	—	(26)	—	11	(15)
Interest rate and exchange rate risk	80	996	187	2,884	4,147	(327)	(40)	109	1	(257)
Cash flow hedges	80	996	9	2,339	3,424	(281)	(40)	35	1	(285)
Fair value hedges	—	—	178	545	723	(46)	—	74	—	28
Undesignated derivatives	396	(416)	(738)	(1,625)	(2,383)	(155)	(80)	433	149	347
Other derivatives of interest rate	(288)	(525)	(738)	(1,625)	(3,176)	(155)	(54)	399	14	204
Other derivatives of exchange rate	(123)	—	—	—	(123)	—	(14)	—	13	(1)
Other derivatives	807	109	—	—	916	—	(12)	34	122	144
Total derivative instruments	(2,829)	457	1,795	3,292	2,715	(1,940)	(352)	1,657	236	(399)
No derivatives instruments of accounting hedges (***)	—	—	—	27	27	—	—	27	—	27
Exchange rate risk	—	—	—	27	27	—	—	27	—	27
Fair value hedges	—	—	—	—	—	—	—	—	—	—
Net investment in a foreign business hedges	—	—	—	27	27	—	—	27	—	27
(*) For interest rate hedges, the positive amount is in terms of "fixed payment.” For foreign currency hedges, a positive amount means payment in functional vs. foreign currency.
(**) Positive amounts indicate payables.
(***) Of the hedging instruments that are not derivatives, 27 million euros correspond to "Loans and other debts" (see Note 18).
The detail of hedged items by fair value hedges at December 31, 2024 and December 31, 2023 are as follows:

December 31, 2024
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have ceased to be adjusted for gains and losses
Assets	55	259	—	314	15	1	—	16	—
Financial assets and other non-current assets	55	13	—	68	15	—	—	15	—
Receivables and other current assets	—	225	—	225	—	1	—	1	—
Other heading of assets	—	21	—	21	—	—	—	—	—
Liabilities	9,195	1,314	1,594	12,103	(89)	15	39	(35)	37
Non-current financial liabilities	9,083	548	1,454	11,085	(89)	—	39	(50)	31
Payables and other non-current liabilities	—	50	—	50	—	1	—	1	—
Current financial liabilities	112	11	140	263	—	—	—	—	—
Payables and other current liabilities	—	705	—	705	—	14	—	14	6
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and viceversa.

December 31, 2023
	Hedged items carrying amount				Accumulated amount in the hedged item adjusted by fair value hedge (*)
Millions of euros	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Interest rate risk	Exchange rate risk	Interest rate and exchange rate risk	Total	Of which: accumulated amount of any hedge item that have ceased to be adjusted for gains and losses
Assets	32	249	—	281	(15)	—	—	(15)	—
Financial assets and other non-current assets	28	96	—	124	(14)	—	—	(14)	—
Receivables and other current assets	—	150	—	150	—	—	—	—	—
Other current financial assets	4	—	—	4	(1)	—	—	(1)	—
Other heading of assets	—	3	—	3	—	—	—	—	—
Liabilities	8,092	1,365	1,495	10,952	153	(8)	34	179	(9)
Non-current financial liabilities	8,009	452	1,397	9,858	153	—	34	187	33
Payables and other non-current liabilities	—	44	—	44	—	(1)	—	(1)	—
Current financial liabilities	83	10	98	191	—	—	—	—	—
Payables and other current liabilities	—	859	—	859	—	(7)	—	(7)	(42)
(*) Accumulated amount adjusted by fair value hedge is shown with negative sign when it reduces the value (lowest liability or lowest asset) and vice versa.
The evolutions of hedges in equity at December 31, 2024 and December 31, 2023 are as follows:

	Derivative instruments				No derivative instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivatives - Net investment hedges	No Derivatives - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2023	(56)	441	176	(100)	(11)	450	(137)	313
Changes in the fair value registered in equity	(8)	430	159	382	(1)	962	(252)	710
Transfer to the initial value of hedged item	1	—	2	—	—	3	(1)	2
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	—	—	—	—	—	—	—	—
Transfer to the income statement of the period - the hedged item has affected profit or loss	7	(710)	(166)	—	—	(869)	220	(649)
Total translation differences	3	(1)	—	—	—	2	—	2
Other movements	—	—	—	26	—	26	(16)	10
Balance at 12/31/2024	(53)	160	171	308	(12)	574	(186)	388
Amounts remaining in equity for continuing hedges	(24)	127	240	308	(12)	639
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(29)	33	(69)	—	—	(65)
Balance at 12/31/2024	(53)	160	171	308	(12)	574

	Derivative instruments				No derivative instruments	Total Gross amount	Tax effect	Total hedges in equity
	Gains (losses) of cash flow hedges			Derivatives - Net investment hedges	No Derivatives - Net investment hedges
Millions of euros	Interest rate risk	Exchange rate risk	Exchange rate and interest rate risks
Balance at 12/31/2022	(37)	861	210	(30)	(9)	995	(270)	725
Changes in the fair value registered in equity	(49)	(445)	(66)	(66)	2	(624)	155	(469)
Transfer to the initial value of hedged item	1	6	13	—	—	20	(5)	15
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	—	—	—	—	—	—	—	—
Transfer to the income statement of the period - the hedged item has affected profit or loss	32	19	19	—	—	70	(17)	53
Total translation differences	(3)	—	—	(1)	—	(4)	—	(4)
Other movements	—	—	—	(3)	(4)	(7)	—	(7)
Balance at 12/31/2023	(56)	441	176	(100)	(11)	450	(137)	313
Amounts remaining in equity for continuing hedges	(33)	408	250	(100)	(11)	514
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(23)	33	(74)	—	—	(64)
Balance at 12/31/2023	(56)	441	176	(100)	(11)	450
The evolution of cost of hedging in equity in 2024 and 2023 are as follows:

	Exchange rate risk	Total gross amount	Tax effect	Total cost of hedging in equity
	Forward element /CBS
Millions of euros	A time - period related hedge item
Balance at 12/31/2022	(25)	(25)	6	(19)
Changes in the fair value registered in equity	79	79	(20)	59
Transfer to the income statement of the period - the hedged item has affected profit or loss	(9)	(9)	2	(7)
Balance at 12/31/2023	45	45	(12)	33
Changes in the fair value registered in equity	168	168	(42)	126
Transfer to the income statement of the period - the hedged item has affected profit or loss	(10)	(10)	3	(7)
Balance at 12/31/2024	203	203	(51)	152
The details of the ineffective portion of accounting hedges with impact on the income statement in 2024 and 2023 are as follows:

2024
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	(288)	(289)	1
Cash flow hedges	23	23	—
Fair value hedges	(311)	(312)	1
Exchange rate risk	804	804	—
Cash flow hedges	539	540	(1)
Exchange rate risk - fair value hedges	1	—	1
Net investment hedges	264	264	—
Interest rate and exchange rate risk	179	179	—
Cash flow hedges	179	179	—
Total	695	694	1

2023
Millions of euros	Changes in fair value of the hedging instrument	Changes in the fair value of hedges item for the hedged risk	Ineffective portion hedged registered in the income statement
Interest rate risk	97	98	(1)
Cash flow hedges	(39)	(39)	—
Fair value hedges	136	137	(1)
Exchange rate risk	(702)	(699)	(3)
Cash flow hedges	(409)	(406)	(3)
Net investment hedges	(293)	(293)	—
Interest rate and exchange rate risk	(45)	(35)	(10)
Cash flow hedges	(45)	(35)	(10)
Total	(650)	(636)	(14)